Other Payables - Schedule of Other Payables (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Accounts Payable, Current [Abstract]
VAT and other taxes payable	$ 7,220,548	$ 4,984,719
Others	21,389	20,656
Totals	$ 7,241,937	$ 5,005,375